Intangible asset - Additional information (Details) € in Millions	6 Months Ended
Jun. 30, 2022 EUR (€)
Turkey [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss recognised in profit or loss, goodwill	€ 32
Romania [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	15
Poland [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	€ 70